RELATED PARTY BALANCES AND TRANSACTIONS (Details - Related Party Balances) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Related Party Transaction [Line Items]
Amounts due to related parties	$ 47,731	$ 31,010
Gaga Gvenetadze [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	14,000
Gaga Gvenetadze 1 [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	4,065
Irakli Gunia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	12,945
Ka Miew Hon [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	10,577	0
Wong Sze Chung [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 37,154	$ 0